Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrant Liabilities [Line Items]
Fair value of the warrants liabilities (in Dollars)	$ 1,105,150	$ 4,843,800
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of warrant issued (in Shares)	11,500,000